20 Financial instruments (Details 17) - US $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 303,391
First quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	69,855
Second quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	75,848
Third quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	77,094
Fourth quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 80,594